Nuveen Gresham Diversified Commodity Strategy Fund

Consolidated Portfolio of Investments     June 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 90.9%

	REPURCHASE AGREEMENTS – 11.1%

$2,881	Repurchase Agreement with State Street Bank, dated 6/30/20, repurchase price $2,881,099, collateralized by $2,858,600 U.S. Treasury Notes, 2.000%, due 8/31/21, value $2,938,745 (3)	0.000%	7/01/20	N/A	$2,881,099
$2,881	Total Repurchase Agreements (cost $2,881,099)				2,881,099

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 79.8%

800	Fannie Mae	1.500%	7/30/20	N/R	800,892

1,000	Federal Home Loan Bank Bonds	1.875%	8/06/20	N/R	1,001,737

1,500	Federal Home Loan Bank Bonds	2.875%	9/11/20	Aaa	1,507,814

1,000	U.S. Treasury Bills	0.000%	7/09/20	N/R	999,972

1,650	U.S. Treasury Bills	0.000%	9/29/20	N/R	1,649,443

2,100	U.S. Treasury Bills	0.000%	10/15/20	F1+	2,099,057

900	U.S. Treasury Bills	0.000%	10/22/20	F1+	899,576

1,650	U.S. Treasury Bills	0.000%	12/10/20	F1+	1,648,868

1,500	U.S. Treasury Bills	0.000%	5/20/21	F1+	1,497,948

580	U.S. Treasury Notes	1.500%	7/15/20	N/R	580,296

950	U.S. Treasury Notes	1.500%	8/15/20	N/R	951,549

1,000	U.S. Treasury Notes	1.375%	9/15/20	Aaa	1,002,466

830	U.S. Treasury Notes	2.625%	11/15/20	Aaa	837,554

1,350	U.S. Treasury Notes	1.875%	12/15/20	Aaa	1,360,652

1,250	U.S. Treasury Notes	2.000%	1/15/21	Aaa	1,262,354

175	U.S. Treasury Notes	1.125%	2/28/21	Aaa	176,087

1,560	U.S. Treasury Notes	2.375%	3/15/21	Aaa	1,584,192

775	U.S. Treasury Notes	1.375%	4/30/21	Aaa	782,720
$20,570	Total U.S. Government and Agency Obligations (cost $20,607,722)				20,643,177
	Total Short-Term Investments (cost $23,488,821)				23,524,276
	Other Assets Less Liabilities – 9.1% (4)				2,346,848
	Net Assets – 100%				$25,871,124

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2020

(Unaudited)

Investments in Derivatives (5)

Futures Contracts

Commodity Group	Description	Contract Position (4)	Number of Contracts (6)	Expiration Date	Notional Amount (7)	Value (7)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	15	September 2020	$470,878	$619,050	$148,172	$(8,700)

	ICE Brent Crude Oil Futures Contract	Long	21	November 2020	815,452	872,760	57,308	(11,760)

	NYMEX WTI Crude Oil Futures Contract	Long	20	September 2020	608,143	786,800	178,657	(9,400)

	NYMEX WTI Crude Oil Futures Contract	Long	19	November 2020	673,813	752,020	78,207	(8,740)
	Total Crude Oil		75		2,568,286	3,030,630	462,344	(38,600)

	Gas Oil

	ICE Low Sulphur Gas Oil Futures Contract	Long	10	September 2020	348,753	359,000	10,247	2,250

	ICE Low Sulphur Gas Oil Futures Contract	Long	3	November 2020	112,558	109,725	(2,833)	300
	Total Gas Oil		13		461,311	468,725	7,414	2,550

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	2	September 2020	96,908	101,102	4,194	378

	NYMEX NY Harbor ULSD Futures Contract	Long	4	November 2020	202,461	208,186	5,725	(302)
	Total Heating Oil		6		299,369	309,288	9,919	76

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	79	September 2020	1,590,696	1,413,310	(177,386)	25,900

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	8	September 2020	420,639	398,966	(21,673)	2,587

	NYMEX Gasoline RBOB Futures Contract	Long	4	November 2020	167,376	182,565	15,189	(403)
	Total Unleaded Gas		12		588,015	581,531	(6,484)	2,184
	Total Energy		185		5,507,677	5,803,484	295,807	(7,890)

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	57	July 2020	2,302,325	2,271,094	(31,231)	15,319

	LME Primary Aluminum Futures Contract	Short	(57)	July 2020	(2,202,464)	(2,271,094)	(68,630)	(15,319)

	LME Primary Aluminum Futures Contract	Long	30	September 2020	1,171,568	1,212,000	40,432	7,875

	LME Primary Aluminum Futures Contract	Short	(12)	September 2020	(481,294)	(484,800)	(3,506)	(2,888)

	LME Primary Aluminum Futures Contract	Long	6	November 2020	245,119	244,950	(169)	1,537

	LME Primary Aluminum Futures Contract	Short	(3)	November 2020	(120,975)	(122,475)	(1,500)	(769)

	LME Primary Aluminum Futures Contract	Long	3	January 2021	122,075	123,525	1,450	750
	Total Aluminum		24		1,036,354	973,200	(63,154)	6,505

	Copper

	CEC Copper Futures Contract	Long	7	September 2020	458,101	477,487	19,386	5,388

	CEC Copper Futures Contract	Long	1	December 2020	67,676	68,563	887	862

	LME Copper Futures Contract	Long	22	July 2020	2,910,841	3,304,537	393,696	29,287

	LME Copper Futures Contract	Short	(22)	July 2020	(2,983,408)	(3,304,538)	(321,130)	(29,288)

Investments in Derivatives (5) (continued)

Futures Contracts (continued):

Commodity Group	Description	Contract Position (4)	Number of Contracts (6)	Expiration Date	Notional Amount (7)	Value (7)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Industrial Metals (continued)	Copper (continued)

	LME Copper Futures Contract	Long	14	September 2020	$1,941,775	$2,106,650	$164,875	$18,813

	LME Copper Futures Contract	Short	(10)	September 2020	(1,414,902)	(1,504,750)	(89,848)	(13,438)

	LME Copper Futures Contract	Long	8	November 2020	1,126,125	1,203,000	76,875	10,750

	LME Copper Futures Contract	Short	(3)	November 2020	(432,750)	(451,125)	(18,375)	(4,031)

	LME Copper Futures Contract	Long	3	January 2021	433,500	451,388	17,888	3,956

	LME Copper Futures Contract	Short	(1)	January 2021	(146,831)	(150,463)	(3,632)	(1,319)
	Total Copper		19		1,960,127	2,200,749	240,622	20,980

	Lead

	LME Lead Futures Contract	Long	8	July 2020	343,291	353,350	10,059	(5,800)

	LME Lead Futures Contract	Short	(8)	July 2020	(345,844)	(353,350)	(7,506)	5,800

	LME Lead Futures Contract	Long	5	September 2020	218,594	221,688	3,094	(3,500)

	LME Lead Futures Contract	Short	(1)	September 2020	(44,750)	(44,338)	412	700

	LME Lead Futures Contract	Long	1	November 2020	44,900	44,475	(425)	(700)
	Total Lead		5		216,191	221,825	5,634	(3,500)

	Nickel

	LME Nickel Futures Contract	Long	10	July 2020	718,572	765,720	47,148	(60)

	LME Nickel Futures Contract	Short	(10)	July 2020	(743,346)	(765,720)	(22,374)	60

	LME Nickel Futures Contract	Long	7	September 2020	532,470	537,642	5,172	(21)

	LME Nickel Futures Contract	Short	(2)	September 2020	(155,211)	(153,612)	1,599	6

	LME Nickel Futures Contract	Long	1	November 2020	77,970	77,015	(955)	(14)

	LME Nickel Futures Contract	Short	(1)	November 2020	(77,460)	(77,015)	445	14

	LME Nickel Futures Contract	Long	1	January 2021	77,712	77,261	(451)	(23)
	Total Nickel		6		430,707	461,291	30,584	(38)

	Zinc

	LME Zinc Futures Contract	Long	13	July 2020	627,573	662,431	34,858	(5,200)

	LME Zinc Futures Contract	Short	(13)	July 2020	(642,488)	(662,431)	(19,943)	5,200

	LME Zinc Futures Contract	Long	11	September 2020	549,263	562,650	13,387	(3,919)

	LME Zinc Futures Contract	Short	(4)	September 2020	(206,469)	(204,600)	1,869	1,069

	LME Zinc Futures Contract	Long	2	November 2020	104,275	102,613	(1,662)	(700)
	Total Zinc		9		432,154	460,663	28,509	(3,550)
	Total Industrial Metals		63		4,075,533	4,317,728	242,195	20,397

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	13	September 2020	215,394	221,975	6,581	8,288

	CBOT Corn Futures Contract	Long	52	December 2020	880,727	911,300	30,573	38,868

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2020

(Unaudited)

Investments in Derivatives (5) (continued)

Futures Contracts (continued):

Commodity Group	Description	Contract Position (4)	Number of Contracts (6)	Expiration Date	Notional Amount (7)	Value (7)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Agriculturals (continued)	Corn (continued)

	CBOT Corn Futures Contract	Long	7	March 2021	$126,997	$126,438	$(559)	$126,438
	Total Corn		72		1,223,118	1,259,713	36,595	173,594

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	20	December 2020	596,893	591,800	(5,093)	14,600

	CBOT Soybean Meal Futures Contract	Long	2	January 2021	59,620	59,260	(360)	1,340

	CBOT Soybean Meal Futures Contract	Long	3	March 2021	86,670	88,590	1,920	88,590
	Total Soybean Meal		25		743,183	739,650	(3,533)	104,530

	Soybean Oil

	CBOT Soybean Oil Futures Contracts	Long	10	December 2020	173,707	172,860	(847)	2,100

	CBOT Soybean Oil Futures Contracts	Long	4	January 2021	68,424	69,624	1,200	840

	CBOT Soybean Oil Futures Contracts	Long	4	March 2021	69,838	69,984	146	768
	Total Soybean Oil Futures		18		311,969	312,468	499	3,708

	Soybeans

	CBOT Soybean Futures Contracts	Long	12	September 2020	522,289	526,200	3,911	11,250

	CBOT Soybean Futures Contracts	Long	17	November 2020	742,932	749,913	6,981	17,638

	CBOT Soybean Futures Contracts	Long	2	January 2021	87,594	88,475	881	1,975

	CBOT Soybean Futures Contracts	Long	6	March 2021	259,773	263,625	3,852	5,577
	Total Soybeans		37		1,612,588	1,628,213	15,625	36,440

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	16	September 2020	372,521	351,800	(20,721)	2,448

	CBOT Wheat Futures Contract	Long	23	September 2020	584,496	565,513	(18,983)	6,038

	CBOT Wheat Futures Contract	Long	6	December 2020	152,450	149,700	(2,750)	1,650

	MGEX Red Spring Wheat Futures Contract	Long	2	September 2020	53,061	52,025	(1,036)	1,050
	Total Wheat		47		1,162,528	1,119,038	(43,490)	11,186
	Total Agriculturals		199		5,053,386	5,059,082	5,696	329,458

Precious Metals	Gold

	CEC Gold 100 oz Futures Contract	Long	24	August 2020	4,129,020	4,321,200	192,180	46,320

	Palladium

	NYMEX Palladium Futures Contract	Long	2	September 2020	366,006	393,380	27,374	6,760

	Platinum

	NYMEX Platinum Futures Contract	Long	6	October 2020	254,840	255,360	520	5,740

	Silver

	CEC Silver Futures Contract	Long	12	September 2020	1,090,048	1,118,220	28,172	28,582
	Total Precious Metals		44		5,839,914	6,088,160	248,246	87,402

Investments in Derivatives (5) (continued)

Futures Contracts (continued):

Commodity Group	Description	Contract Position (4)	Number of Contracts (6)	Expiration Date	Notional Amount (7)	Value (7)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	6	September 2020	$142,448	$131,160	$(11,288)	$(3,120)

	ICE Cocoa Futures Contract	Long	5	December 2020	117,801	109,250	(8,551)	(1,850)
	Total Cocoa		11		260,249	240,410	(19,839)	(4,970)

	Coffee

	ICE Coffee C Futures Contract	Long	4	September 2020	147,289	151,500	4,211	1,350

	ICE Coffee C Futures Contract	Long	2	December 2020	74,475	77,588	3,113	712

	ICE Coffee C Futures Contract	Long	7	March 2021	265,793	276,544	10,751	2,348

	ICE Coffee Robusta Futures Contract	Long	6	September 2020	72,401	71,220	(1,181)	453
	Total Coffee		19		559,958	576,852	16,894	4,863

	Cotton

	ICE Cotton No. 2 Futures Contract	Long	10	December 2020	298,757	304,400	5,643	5,625

	ICE Cotton No. 2 Futures Contract	Long	4	March 2021	119,826	123,080	3,254	2,500

	ICE Cotton No. 2 Futures Contract	Long	4	May 2021	120,912	123,980	3,068	2,200
	Total Cotton		18		539,495	551,460	11,965	10,325

	Sugar

	ICE Sugar 11 Futures Contract	Long	37	October 2020	495,663	495,622	(41)	7,235

	ICE Sugar 11 Futures Contract	Long	8	March 2021	113,843	112,538	(1,305)	1,250

	ICE Sugar 11 Futures Contract	Long	9	May 2021	124,781	123,681	(1,100)	1,073

	ICE White Sugar Futures Contract	Long	3	August 2020	51,246	53,355	2,109	525

	ICE White Sugar Futures Contract	Long	2	October 2020	34,712	35,500	788	380
	Total Sugar		59		820,245	820,696	451	10,463
	Total Foods & Fibers		107		2,179,947	2,189,418	9,471	20,681

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	4	August 2020	252,354	265,700	13,346	(1,300)

	CME Feeder Cattle Futures Contract	Long	2	September 2020	134,763	133,375	(1,388)	(900)
	Total Feeder Cattle		6		387,117	399,075	11,958	(2,200)

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	17	August 2020	387,397	333,370	(54,027)	3,645

	Live Cattle

	CME Live Cattle Futures Contract	Long	30	August 2020	1,185,875	1,155,300	(30,575)	(2,400)

	CME Live Cattle Futures Contract	Long	8	October 2020	316,502	319,120	2,618	(1,040)
	Total Cattle		38		1,502,377	1,474,420	(27,957)	(3,440)
	Total Livestock		61		2,276,891	2,206,865	(70,026)	(1,995)
	Total Futures Contracts		659		$24,933,348	$25,664,737	$731,389	$448,053

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2020

(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$2,881,099	$—	$2,881,099
U.S. Government and Agency Obligations	—	20,643,177	—	20,643,177
Investments in Derivatives:
Futures Contracts*	731,389	—	—	731,389
Total	$731,389	$23,524,276	$—	$24,255,665
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.

(3)	As of the end of the reporting period, security was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(6)

The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

(7)	Total Number of Contracts, Notional Amount and Value include the net effect of LME short futures positions.

N/A	Not applicable

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

ICE	Intercontinental Exchange

KC HRW	Kansas City Hard Red Winter

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

Nuveen Gresham Managed Futures Strategy Fund

Consolidated Portfolio of Investments    June 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 93.5%

	REPURCHASE AGREEMENTS – 12.7%

$1,166	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/20, repurchase price $1,166,274, collateralized by $1,105,200 U.S. Treasury Notes, 1.625%, due 2/15/26, value $1,189,663	0.000%	7/01/20	N/A	$1,166,274

1,889	Repurchase Agreement with State Street Bank, dated 6/30/20, repurchase price $1,888,992, collateralized by $1,874,300 U.S. Treasury Notes, 2.000%, due 8/31/21, value $1,926,849, (3)	0.000%	7/01/20	N/A	1,888,992
$3,055	Total Repurchase Agreements (cost $3,055,266)				3,055,266

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 80.8%

143	U.S. Treasury Bills	0.000%	8/13/20	N/R	142,978

3,593	U.S. Treasury Bills	0.000%	9/10/20	F1+	3,592,061

11,540	U.S. Treasury Bills	0.000%	9/24/20	F1+	11,536,458

4,139	U.S. Treasury Bills	0.000%	10/22/20	F1+	4,137,051
$19,415	Total U.S. Government and Agency Obligations (cost $19,411,255)				19,408,548
	Total Short-Term Investments (cost $22,466,521)				22,463,814
	Other Assets Less Liabilities – 6.5% (4)				1,554,402
	Net Assets – 100%				$24,018,216

Investments in Derivatives

Futures Contracts

Fixed Income Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	ASX 3-Year Australian Bond Futures Contract	Long	65	September 2020	$5,249,227	$5,250,893	$1,666	$—

	ASX 10-Year Australian Bond Futures Contract	Long	6	September 2020	613,773	616,073	2,300	499

	CBOT 30-Day Fed Fund Futures Contract	Long	37	December 2020	15,372,782	15,412,504	39,722	(46)

	CBOT U.S. Treasury 2-Year Note Futures Contract	Long	47	September 2020	10,376,387	10,378,922	2,535	635

	CBOT U.S. Treasury 5-Year Note Futures Contract	Long	15	September 2020	1,882,544	1,886,133	3,589	(532)

	CBOT U.S. Treasury 10-Year Note Futures Contract	Long	18	September 2020	2,498,774	2,505,094	6,320	(2,892)

	CBOT U.S. Treasury Long Bond Futures Contract	Long	2	September 2020	355,073	357,125	2,052	(939)

	CBOT U.S. Treasury Ultra 10-Year Bond Futures Contract	Long	6	September 2020	942,031	944,906	2,875	(1,500)

	CBOT U.S. Treasury Ultra Bond Futures Contract	Long	1	September 2020	218,064	218,156	92	(1,031)

	CME 90-Day Euro Futures Contract	Long	55	December 2020	13,660,200	13,710,125	49,925	633

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2020

(Unaudited)

Investments in Derivatives (continued)

Futures Contracts (continued):

Fixed Income Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	EUX 2-Year Euro-Schatz Futures Contract	Long	126	September 2020	$15,869,154	$15,874,644	$5,490	$(1,395)

	EUX 5-Year Euro-BOBL Futures Contract	Long	16	September 2020	2,420,865	2,426,400	5,535	(405)

	EUX 10-Year Euro-BUND Futures Contract	Long	5	September 2020	987,044	991,601	4,557	(786)

	EUX 30-Year Euro-BUXL Futures Contract	Long	3	September 2020	738,501	741,375	2,874	(2,944)

	EUX French 10-Year Bond Euro-OAT Futures Contract	Long	27	September 2020	5,048,623	5,085,577	36,954	(2,123)

	EUX Long-Term Italian Bond Euro-BTP Futures Contract	Long	17	September 2020	2,694,968	2,748,035	53,067	10,505

	EUX Short-Term Italian Bond Euro-BTP Futures Contract	Long	59	September 2020	7,389,157	7,416,131	26,974	3,269

	ICE 3-Month Euro-Euribor Futures Contract	Long	171	December 2020	48,242,905	48,250,543	7,638	(2,405)

	ICE 3-Month Euro-Swiss Franc Futures Contract	Long	34	December 2020	9,040,364	9,036,044	(4,320)	—

	ICE 90-Day Sterling Futures Contract	Long	160	December 2020	24,691,643	24,747,316	55,673	1,231

	ICE Long Gilt Futures Contract	Long	7	September 2020	1,188,778	1,193,849	5,071	(1,388)

	Montreal Exchange 10-Year Canadian Bond Futures Contract	Long	9	September 2020	1,017,818	1,019,726	1,908	(1,459)

	OSE Japanese 10-Year Bond Futures Contract	Long	3	September 2020	4,219,314	4,221,811	2,497	(5,279)
	Aggregate Long Fixed Income Futures Contracts		889		174,717,989	175,032,983	314,994	(8,352)
	Aggregate Short Fixed Income Futures Contracts		—		—	—	—	—

Currency Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	CME Australian Dollar Currency Futures Contract	Short	(3)	September 2020	$(208,763)	$(207,000)	$1,763	$(1,140)

	CME Brazilian Real Currency Futures Contract	Short	(31)	August 2020	(584,466)	(569,780)	14,686	(936)

	CME British Pound Currency Futures Contract	Short	(5)	September 2020	(387,552)	(387,406)	146	(3,240)

	CME Canadian Dollar Currency Futures Contract	Short	(9)	September 2020	(667,254)	(662,580)	4,674	(4,950)

	CME Euro Currency Futures Contract	Long	8	September 2020	1,131,590	1,125,350	(6,240)	(50)

	CME Euro FX/British Pound Cross Rate Currency Futures Contract	Long	14	September 2020	1,941,182	1,968,389	27,207	(17,239)

	CME Euro FX/Japanese Yen Cross Rate Currency Futures Contract	Long	5	September 2020	707,537	702,593	(4,944)	1,737

	CME Euro FX/Swiss Francs Cross Rate Currency Futures Contract	Short	(7)	September 2020	(992,715)	(982,361)	10,354	4,156

	CME Mexican Peso Currency Futures Contract	Short	(14)	September 2020	(307,660)	(301,560)	6,100	(1,537)

	CME Swiss Franc Currency Futures Contract	Long	9	September 2020	1,189,076	1,190,250	1,174	5,062

	ICE U.S. Dollar Index Futures Contract	Short	(4)	September 2020	(385,768)	(389,396)	(3,628)	608

	SGX Indian Rupee/USD Currency Futures Contract	Short	(33)	July 2020	(863,013)	(871,464)	(8,451)	330
	Aggregate Long Currency Futures Contracts		36		4,969,385	4,986,582	17,197	(10,490)
	Aggregate Short Currency Futures Contracts		(106)		(4,397,191)	(4,371,547)	25,644	(6,709)

Investments in Derivatives (continued)

Futures Contracts (continued):

Equity Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	CBOE VIXX Index Futures Contract	Long	3	July 2020	$92,317	$92,625	$308	$(4,350)

	CME E-mini NASDAQ 100 Index Futures Contract	Long	3	September 2020	576,278	608,835	32,557	10,410

	CME E-mini Russell 2000 Index Futures Contract	Short	(2)	September 2020	(146,267)	(143,760)	2,507	(1,440)

	CME E-mini S&P 500 Index Futures Contract	Long	1	September 2020	149,972	154,510	4,538	2,125

	CME Nikkei 225 Index Futures Contract	Long	1	September 2020	114,503	111,700	(2,803)	(225)

	EOP CAC40 Index Futures Contract	Short	(1)	July 2020	(55,385)	(55,203)	182	95

	EUX STOXX 600 Banks Index Futures Contract	Short	(35)	September 2020	(182,282)	(185,209)	(2,927)	1,180

	EUX STOXX Europe 600 Index Futures Contract	Short	(1)	September 2020	(20,330)	(20,161)	169	(17)

	EUX Swiss Market New Index Futures Contract	Long	2	September 2020	206,283	211,262	4,979	(529)

	FTSE MIB Index Futures Contract	Long	1	September 2020	109,346	108,356	(990)	(466)

	ICE FTSE 100 Index Futures Contract	Short	(1)	September 2020	(74,079)	(76,174)	(2,095)	682

	ICE FTSE 250 Index Futures Contract	Short	(2)	September 2020	(83,484)	(84,710)	(1,226)	320

	ICE MSCI EAFE Index Futures Contract	Short	(1)	September 2020	(88,868)	(88,920)	(52)	170

	ICE MSCI Emerging Markets Index Futures Contract	Long	1	September 2020	47,737	49,285	1,548	(210)

	MDE Mexican Bolsa Index Futures Contract	Short	(6)	September 2020	(99,550)	(99,558)	(8)	151

	OMXS30 Index Futures Contract	Long	2	July 2020	34,970	35,763	793	39

	SAF FTSE/JSE Top 40 Index Futures Contract	Short	(2)	September 2020	(56,809)	(57,965)	(1,156)	(280)

	SGX FTSE China A50 Index Futures Contract	Long	24	July 2020	327,971	328,860	889	1,740

	SGX MSCI Singapore Index Futures Contract	Short	(5)	July 2020	(107,940)	(106,146)	1,794	(680)

	SGX MSCI Taiwan Index Futures Contract	Long	10	July 2020	435,242	432,700	(2,542)	3,009
	Aggregate Long Equity Futures Contracts		48		2,094,619	2,133,896	39,277	11,543
	Aggregate Short Equity Futures Contracts		(56)		(914,994)	(917,806)	(2,812)	181

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Short	(1)	September 2020	$(41,060)	$(41,270)	$(210)	$580

	NYMEX WTI Crude Oil Futures Contract	Short	(1)	August 2020	(38,420)	(39,270)	(850)	430
	Total Crude Oil		(2)		(79,480)	(80,540)	(1,060)	1,010

	Gas Oil

	ICE Low Sulphur Gas Oil Futures Contract	Short	(3)	August 2020	(105,350)	(106,575)	(1,225)	(975)

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Short	(1)	August 2020	(48,481)	(49,833)	(1,352)	(378)

	Natural Gas

	NYMEX Natural Gas Futures Contract	Short	(30)	August 2020	(553,110)	(525,300)	27,810	(12,600)
	Total Energy		(36)		(786,421)	(762,248)	24,173	(12,943)

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2020

(Unaudited)

Investments in Derivatives (continued)

Futures Contracts (continued):

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	10	July 2020	$394,344	$398,438	$4,094	$2,688

	LME Primary Aluminum Futures Contract	Short	(10)	July 2020	(380,375)	(398,438)	(18,063)	(2,687)

	LME Primary Aluminum Futures Contract	Short	(8)	August 2020	(318,350)	(321,650)	(3,300)	(2,150)
	Total Aluminum		(8)		(304,381)	(321,650)	(17,269)	(2,149)

	Copper

	LME Copper Futures Contract	Long	1	July 2020	144,044	150,206	6,162	1,331

	LME Copper Futures Contract	Short	(1)	July 2020	(136,800)	(150,206)	(13,406)	(1,331)

	LME Copper Futures Contract	Long	1	September 2020	66,500	68,212	1,712	900
	Total Copper		1		73,744	68,212	(5,532)	900

	Lead

	LME Lead Futures Contract	Long	2	July 2020	89,038	88,338	(700)	(1,450)

	LME Lead Futures Contract	Short	(2)	July 2020	(83,625)	(88,338)	(4,713)	1,450

	LME Lead Futures Contract	Short	(2)	August 2020	(89,188)	(88,463)	725	1,450
	Total Lead		(2)		(83,775)	(88,463)	(4,688)	1,450

	Nickel

	LME Nickel Futures Contract	Long	3	July 2020	230,457	229,716	(741)	(18)

	LME Nickel Futures Contract	Short	(3)	July 2020	(225,447)	(229,716)	(4,269)	18

	LME Nickel Futures Contract	Short	(1)	August 2020	(75,963)	(76,689)	(726)	3
	Total Nickel		(1)		(70,953)	(76,689)	(5,736)	3

	Zinc

	LME Zinc Futures Contract	Long	4	July 2020	204,010	203,825	(185)	(1,600)

	LME Zinc Futures Contract	Short	(4)	July 2020	(201,056)	(203,825)	(2,769)	1,600

	LME Zinc Futures Contract	Short	(1)	August 2020	(50,850)	(51,050)	(200)	369
	Total Zinc		(1)		(47,896)	(51,050)	(3,154)	369
	Total Industrial Metals		(11)		(433,261)	(469,640)	(36,379)	573

Agriculturals	Corn

	CBOT Corn Futures Contract	Short	(10)	September 2020	(165,913)	(170,750)	(4,837)	(6,375)

	Canola Oil

	ICE Canola Oil Futures Contract	Short	(24)	November 2020	(166,827)	(168,297)	(1,470)	(849)

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Short	(20)	August 2020	(578,840)	(578,200)	640	(10,880)

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Short	(5)	August 2020	(83,598)	(84,420)	(822)	(1,080)

Investments in Derivatives (continued)

Futures Contracts (continued):

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Agriculturals (continued)	Soybeans

	CBOT Soybean Futures Contract	Short	(4)	November 2020	$(173,812)	$(176,450)	$(2,638)	$(4,150)

	Wheat

	CBOT KC HRW Wheat Futures Contract	Short	(4)	September 2020	(89,825)	(87,950)	1,875	(650)

	CBOT Wheat Futures Contract	Short	(5)	September 2020	(123,650)	(122,938)	712	(1,313)

	EOP Mill Wheat Futures Contract	Short	(23)	September 2020	(229,742)	(233,210)	(3,468)	(1,615)
	Total Wheat		(32)		(443,217)	(444,098)	(881)	(3,578)
	Total Agriculturals		(95)		(1,612,207)	(1,622,215)	(10,008)	(26,912)

Precious Metals	Gold

	CEC Gold 100 oz Futures Contract	Long	3	August 2020	528,320	540,150	11,830	5,790

	TOCOM Gold Futures Contract	Long	4	April 2021	217,661	227,497	9,836	1,185
	Total Gold		7		745,981	767,647	21,666	6,975

	Palladium

	NYMEX Palladium Futures Contract	Long	1	September 2020	201,920	196,690	(5,230)	3,380

	Platinum

	TOCOM Platinum Futures Contract	Long	1	April 2021	13,485	13,068	(417)	148

	Silver

	CEC Silver Futures Contract	Long	1	September 2020	89,250	93,185	3,935	2,865
	Total Precious Metals		10		1,050,636	1,070,590	19,954	13,368

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Short	(2)	September 2020	(46,080)	(43,720)	2,360	1,040

	Coffee

	ICE Coffee C Futures Contract	Short	(6)	September 2020	(218,588)	(227,250)	(8,662)	(2,025)

	Cotton

	ICE Cotton No. 2 Futures Contract	Short	(3)	December 2020	(89,855)	(91,320)	(1,465)	(1,875)

	Palm Oil

	KLSE Crude Palm Oil Futures Contract	Long	17	September 2020	234,825	227,824	(7,001)	(4,364)

	Sugar

	ICE Sugar 11 Futures Contract	Short	(4)	October 2020	(52,326)	(53,581)	(1,255)	(694)
	Total Foods & Fibers		2		(172,024)	(188,047)	(16,023)	(7,918)

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Short	(4)	August 2020	(258,538)	(265,700)	(7,162)	1,298

	Lean Hogs

	CME Lean Hogs Futures Contract	Short	(5)	August 2020	(111,070)	(98,050)	13,020	(1,148)

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2020

(Unaudited)

Investments in Derivatives (continued)

Futures Contracts (continued):

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Livestock (continued)	Live Cattle

	CME Live Cattle Futures Contract	Short	(4)	August 2020	$(157,980)	$(154,040)	$3,940	$320
	Total Livestock		(13)		(527,588)	(517,790)	9,798	470
	Aggregate Long Commodity Futures Contracts		48		2,413,854	2,437,149	23,295	10,855
	Aggregate Short Commodity Futures Contracts		(191)		(4,894,719)	(4,926,499)	(31,780)	(44,217)
	Total Futures Contracts		668		173,988,943	174,374,758	385,815	(47,189)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$3,055,266	$—	$3,055,266
U.S. Government and Agency Obligations	—	19,408,548	—	19,408,548
Investments in Derivatives:
Futures Contracts*	385,815	—	—	385,815
Total	$385,815	$22,463,814	$—	$22,849,629
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in Commodity derivatives are held at the Subsidiary level.

N/A	Not applicable

ASX	Austrailian Securities Exchange

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

EOP	Euronext Paris

EUX	EUX Exchange

FTSE	Financial Times Stock Exchange

ICE	Intercontinental Exchange

KC HRW	Kansas City Hard Red Winter

KLSE	Kuala Lumpur Stock Exchange

LME	London Metal Exchange

MDE	Mexican Derivatives Exchange

MSCI	Morgan Stanley Capital International

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

OSE	Osaka Stock Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

SGX	Singapore Exchange Limited

TOCOM	Tokyo Commodity Exchange

WTI	West Texas Intermediate